Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of financial instruments
Restricted cash	$ 27,761	$ 21,412	$ 15,744
Derivative assets current	10,610	10,411	8,865
Derivative assets non-current	16,589	22,003	17,884
Derivative liabilities current	50,030	20,592	10,009
Derivative liabilities non-current	109,873	33,170	21,543
Carrying Amount
Fair value of financial instruments
Cash and cash equivalents		60,651	45,497
Restricted cash		21,412	15,744
Derivative assets current		10,411	8,865
Derivative assets non-current		22,003	17,884
Derivative liabilities current		20,592	10,009
Derivative liabilities non-current		33,170	21,543
Revolving credit facility and long-term debt, including current portion		1,483,858	265,886
Convertible debentures		189,563	220,616
Fair Value
Fair value of financial instruments
Cash and cash equivalents		60,651	45,497
Restricted cash		21,412	15,744
Derivative assets current		10,411	8,865
Derivative assets non-current		22,003	17,884
Derivative liabilities current		20,592	10,009
Derivative liabilities non-current		33,170	21,543
Revolving credit facility and long-term debt, including current portion		1,462,474	281,491
Convertible debentures		$ 207,888	$ 242,316